Short-term borrowings and debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The breakdown of short-term borrowings and debt, together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2013	2012

Borrowings:
At fixed interest rates	1,289,851	1,181,133
At floating interest rates	1,017,527	267,890
Total borrowings	2,307,378	1,449,023

Debt:
At fixed interest rates	287,987	-
At floating interest rates	110,000	-
Total debt	397,987	-
Total short-term borrowings and debt	2,705,365	1,449,023

Average outstanding balance during the year	2,048,110	967,629

Maximum balance at any month-end	2,705,365	1,449,023

Range of fixed interest rates on borrowings and debt in U.S. dollars	0.67% to 1.43%	0.75% to 1.92%

Range of floating interest rates on borrowings and debt in U.S. dollars	0.79% to 1.47%	1.06% to 1.99%

Fixed interest rate on borrowings in Euros	-	0.70%

Fixed interest rate on borrowings in Mexican pesos	4.13% to 4.58%	-

Floating interest rate on borrowings in Mexican pesos	4.03% to 4.24%	5.14% to 5.25%
Fixed interest rate on debt in Japanese yens	0.75%	-
Fixed interest rate on debt in Swiss francs	0.80%	-
Weighted average interest rate at end of the year	1.09%	1.48%

Weighted average interest rate during the year	1.21%	1.79%

The balances of short-term borrowings and debt by currency, is as follows:

	December 31,
(In thousands of US$)	2013	2012

Currency
U.S. dollar	2,536,815	1,365,500
Euro	-	39,633
Mexican peso	73,964	43,890
Japanese yen	4,749	-
Swiss franc	89,837	-
Total	2,705,365	1,449,023